Taxes - Schedule of Tax Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Taxes [Abstract]
Taxes and contributions on income payable	R$ 6,436	R$ 4,364
Deferred tax liabilities	491	603
Other	4,655	6,378
Tax liabilities	11,582	11,345
Non-current	9,895	8,444
Non-current	R$ 1,687	R$ 2,901